Property, plant and equiptment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R$ 54,745	R$ 27,803
Acquisitions	42,857	36,780
Disposals	(433)	(456)
Acquisitions - corporate restructuring	344
Transfers
Depreciation	(12,683)	(9,382)
Accounting balance, net	84,830	54,745
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	92,597
Accounting balance, net	136,886	92,597
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(37,852)
Accounting balance, net	(52,056)	(37,852)
Buildings And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	192	28
Acquisitions	10
Disposals
Transfers		169
Depreciation	(5)	(5)
Accounting balance, net	197	192
Buildings And Improvements [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	921
Acquisitions
Accounting balance, net	931	921
Buildings And Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(729)
Accounting balance, net	(734)	(729)
Equipment And Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,211	1,858
Acquisitions	5,458	687
Disposals	215	(129)
Transfers	(55)	116
Depreciation	(856)	(321)
Accounting balance, net	6,973	2,211
Equipment And Facilities [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,473
Accounting balance, net	11,091	5,473
Equipment And Facilities [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,262)
Accounting balance, net	(4,118)	(3,262)
Agricultural Vehicles And Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	7,736	6,182
Acquisitions	4,634	2,633
Disposals	74	(324)
Transfers	(235)
Depreciation	(1,214)	(755)
Accounting balance, net	10,995	7,736
Agricultural Vehicles And Machinery [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	20,752
Accounting balance, net	25,225	20,752
Agricultural Vehicles And Machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(13,016)
Accounting balance, net	(14,230)	(13,016)
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	505	495
Acquisitions	318	108
Disposals	55	(3)
Transfers	(6)
Depreciation	(110)	(95)
Accounting balance, net	762	505
Furniture And Fixtures [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,254
Accounting balance, net	1,621	1,254
Furniture And Fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(749)
Accounting balance, net	(859)	(749)
Total In Operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	10,644	8,563
Acquisitions	10,420	3,428
Disposals	344	(456)
Transfers	(296)	285
Depreciation	(2,185)	(1,176)
Accounting balance, net	18,927	10,644
Total In Operation [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28,400
Accounting balance, net	38,868	28,400
Total In Operation [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(17,756)
Accounting balance, net	(19,941)	(17,756)
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	59	4
Acquisitions	52	340
Disposals
Transfers		(285)
Depreciation
Accounting balance, net	111	59
Construction In Progress [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	59
Accounting balance, net	111	59
Construction In Progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance
Accounting balance, net
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	44,042	19,236
Acquisitions	32,385	33,012
Disposals
Transfers	(137)
Depreciation	(10,498)	(8,206)
Accounting balance, net	65,792	44,042
Sugarcane [Member] | Total cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	64,138
Accounting balance, net	97,907	64,138
Sugarcane [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(20,096)
Accounting balance, net	R$ (32,115)	R$ (20,096)